Risk management (Tables)	12 Months Ended
Dec. 31, 2021
The table shown in note 9.b shows the portfolio by internal risk rating levels and its probability of default

The table shown in note 9.b shows the portfolio by internal risk rating levels and its probability of default.

Thousand of reais	2021	2020	2019

By maturity
Less than 1 Year	270,050,934	219,062,744	186,196,849
Between 1 and 5 years	160,932,317	147,013,817	117,841,564
More than 5 years	62,371,451	51,745,465	43,218,247
Loans and advances to customers, gross	493,354,702	417,822,026	347,256,660

By internal classification of risk
Low	374,505,211	347,315,357	257,133,115
Medium-low	79,216,725	24,277,404	56,549,196
Medium	14,589,977	26,231,871	11,754,806
Medium-High	9,413,111	3,896,457	8,512,386
High	15,629,678	16,100,937	13,307,156
Loans and advances to customers, gross	493,354,702	417,822,026	347,256,660

Expected credit losses, measured using sufficient and available historical data, are presented below

Expected credit losses, measured using sufficient and available historical data, are presented below.

			2021

		Probability of default (PD)	Default loss (LGD)
	Exposure

Commercial and industrial	247,674,251	6%	50%
Real Estate Credit - construction	54,738,606	2%	8%
Individual loans	188,408,840	10%	61%
Leasing	2,533,004	2%	31%

			2020

		Probability of default (PD)	Default loss (LGD)
	Exposure

Commercial and industrial	191,281,653	5%	41%
Real Estate Credit - construction	45,791,869	3%	7%
Individual loans	178,652,145	9%	52%
Leasing	2,096,359	1%	31%

			2019

		Probability of default (PD)	Default loss (LGD)
	Exposure

Commercial and industrial	145,387,439	7%	40%
Real Estate Credit - construction	39,720,713	3%	10%
Individual loans	160,036,668	10%	64%
Leasing	2,111,840	2%	41%

Below is a table showing the evolution of the main credit indicators

Below is a table showing the evolution of the main credit indicators.

	2021	2020	2019

Credit risk exposure - customers (Thousand of Reais)	540,872,632	466,104,042	391,569,227
Loans and advances to customers, gross (note 9)	493,354,702	417,822,026	347,256,660
Contingent Liabilities - Guarantees and other sureties (note 43.a)	47,517,931	48,282,016	44,312,567
Non-performing loans ratio (%) - unaudited	5.46%	5.55%	6.75%
Impairment coverage ratio (%) - unaudited	110.40%	110.64%	96.58%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	29,723,376	25,640,488	22,625,750
Cost of credit (% of risk) - unaudited	3.73%	4.35%	3.93%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

he following table aggregates by product the cash flows of the operations

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2021, 2020 and 2019. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of Marketplace. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2021
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Equity instruments	-	-	-	-	-	-
Derivatives	-	-	-	-	-	-
Financial assets measured at fair value in profit or loss for trading	5,573	4,205	5,128	17,846	12,447	45,199
Debt instruments	355	858	2,358	10,267	9,963	23,801
Equity instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,354
Financial assets not intended for trading Mandatory measured at the fair value of the result	54,053	1,012	4,779	59,267	32,808	151,919
Debt instruments	54,053	1,012	4,779	59,267	32,808	151,919
Loans and Advances to Customers	-	-	-	-	-	-
Financial assets measured at fair value in other comprehensive income	-	-	-	-	-	-
Debt instruments	-	-	-	-	-	-
Equity instruments	-	-	-	-	-	-
Financial Assets Measured at Amortized Cost	135,081	131,966	96,793	178,655	102,292	644,787
Loans and Other Amounts with Credit stitutions	73,293	1,479	2,255	2,616	-	79,643
Loans and advances to customers	60,735	128,631	71,041	158,933	94,368	513,708
Debt Instruments	1,053	1,856	23,497	17,106	7,924	51,436
Total	194,707	137,183	106,700	255,768	150,669	845,027
	-	-	-	-	-	-
Remunerated Liabilities:	-	-	-	-	-	-
	-	-	-	-	-	-
Financial Liabilities Measured at Fair Value in income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short Positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	309,659	116,052	108,718	180,572	31,897	746,898
Deposits from the Central Bank of Brazil and deposits from credit institutions	43,414	48,359	27,340	11,415	4,035	134,563
Customer deposits	260,711	50,470	70,403	110,290	24	491,898
Bonds and securities	5,534	17,223	10,975	58,867	8,334	100,933
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	328,614	118,616	110,909	191,768	34,600	784,507

					2020
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	153	50	250	1,747	2,200
Debt instruments	-	153	50	250	1,747	2,200
Equity instruments	-	-	-	-	-	-
Derivatives	-	-	-	-	-	-
Financial assets measured at fair value in profit or loss for trading	15,635	18,487	4,867	57,091	17,707	113,788
Debt instruments	3,480	11,789	3,150	47,287	14,078	79,784
Equity instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439	-	-	-	-	439
Debt instruments	439	-	-	-	-	439
Loans and Advances to Customers	-	-	-	-	-	-
Financial assets measured at fair value in other comprehensive income	3,455	3,625	12,177	63,651	22,430	105,339
Debt instruments	3,383	3,625	12,177	63,651	22,430	105,267
Equity instruments	72	-	-	-	-	72
Financial Assets Measured at Amortized Cost	50,776	130,066	55,339	152,438	63,844	452,462
Loans and Other Amounts with Credit stitutions	25,201	39,879	2,765	3,799	-	71,644
Loans and advances to customers	25,490	88,071	50,829	134,805	61,795	360,990
Debt Instruments	85	2,117	1,745	13,833	2,049	19,828
Total	70,305	152,331	72,433	273,429	105,728	674,227

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short Positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	174,848	100,497	91,433	131,589	16,667	515,035
Deposits from the Central Bank of Brazil and deposits from credit institutions	4,007	32,846	22,603	7,891	3,031	70,379
Customer deposits	163,297	44,035	61,293	98,867	203	367,694
Bonds and securities	7,544	23,616	7,537	24,832	313	63,841
Debt Instruments Eligible to Capital	-	-	-	-	13,120	13,120
Total	230,161	108,376	93,521	144,218	20,182	596,458

					2019
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held for Trading	3,891	1,091	737	8,444	4,446	18,609
Debt instruments	-	3	140	188	889	1,220
Equity instruments	171	-	-	-	-	171
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other Financial Assets at Fair Value Through Profit Or Loss	4,261	802	3,981	16,737	7,075	32,856
Debt instruments	2,232	802	3,981	16,737	7,075	30,827
Equity instruments	2,029	-	-	-	-	2,029
Investments Held to Maturity	98	96	280	3,679	3,981	8,134
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	28,416	75,794	51,603	112,467	54,815	323,095
Total	106,329	77,783	56,601	141,327	70,317	452,357

Interest-bearing liabilities:

Deposits from credit institutions	224,610	62,181	69,277	70,882	2,556	429,506
Subordinated debts	-	-	-	10,077	-	10,077
Marketable debt securities	3,677	25,781	19,125	28,134	3,475	80,192
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	256,385	89,583	89,476	118,212	9,859	563,515

Position of accounts subject to currency risk

Currency Risk

			2021
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	114,021	1,337	5,163	120,521
Loans and advances to customers	5,529	2,218	608	8,355
Derivatives	289,245	14,190	8,011	311,446
Others	1,251	-	-	1,251
Total	410,046	17,744	13,782	441,573

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	80,991	2,194	2,130	85,315
Derivatives	225,554	14,279	8,631	248,464
Others	105,570	1,220	2,912	109,701
Total	412,115	17,711	13,673	443,480

				2020
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	42,860	1,870	569	45,299
Loans and advances to customers	5,803	3,187	1,140	10,130
Investments in Foreign Subsidiaries and Dependence	57,914	215	-	58,129
Derivatives	125,495	10,451	2,795	138,741
Others	25,866	-	-	25,866
Total	257,938	15,723	4,504	278,165

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	61,173	384	-	61,557
Derivatives	147,911	14,449	2,854	165,214
Others	39,972	219	437	40,629
Total	249,056	15,052	3,291	267,400

			2019
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	12,406	224	1	12,631
Loans and advances to customers	4,776	1,920	-	6,696
Investments in Foreign Subsidiaries and Dependence	50,193	3,557	-	53,750
Derivatives	150,538	13,053	9,712	173,303
Others	10,521	574	-	11,095
Total	228,434	19,328	9,713	257,475

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	59,416	925	49	60,390
Derivatives	169,136	20,184	8,515	197,835
Others	-	60	1,009	1,069
Total	228,552	21,169	9,573	259,294

highlighting the increasing of time deposit funding and the keeping of financial letters

The Bank has different funding sources, both in products and mix of clients, with a healthy distribution between the segments. The total of clients’ resources is currently in R$ 78,6 billion and presented an increase comparing with 2019 amount, highlighting the increasing of time deposit funding and the keeping of financial letters inventory.

					In millions of Reais
Customers Funding	2021			2020
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	39,574	39,574	100%	35,550	35,550	100%
Savings accounts	65,220	65,220	100%	62,210	62,210	100%
Time deposits	92,496	308,950	30%	77,298	279,778	28%
Interbank deposit	763	4,001	19%	818	5,145	16%
Funds from acceptances and issuance of securities	5,621	88,089	6%	7,544	70,628	11%
Borrowings and Onlendings	-	90,709	0%	3,189	67,760	5%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	19,641	0%	-	13,120	0%
Total	203,674	616,184	33%	186,609	534,191	100%

					In millions of Reais
Customers Funding				2019
				0 a 30 days	Total	%
Demand deposits				29,524	29,524	100%
Savings accounts				49,040	49,040	100%
Time deposits	53,321	190,344	28%
Interbank deposit	871	4,299	20%
Funds from acceptances and issuance of securities	3,921	85,963	5%
Borrowings and Onlendings	5,077	54,880	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	10,175	0%
Total	141,754	424,225	33%

Time deposits	53,321	190,344	28%
Interbank deposit	871	4,299	20%
Funds from acceptances and issuance of securities	3,921	85,963	5%
Borrowings and Onlendings	5,077	54,880	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	10,175	0%
Total	141,754	424,225	33%

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2021
					In millions of Reais
Future Cash Flows Except for Derivatives	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Financial assets measured at fair value in profit or loss for trading	5,573	4,197	5,031	16,366	8,023	39,191
Debt instruments	355	850	2,261	8,786	5,539	17,791
Equity Instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,354
Financial assets measured at fair value in other comprehensive income	54,012	1,007	4,690	50,092	15,833	125,635
Debt instruments	54,012	1,007	4,690	50,092	15,833	125,635
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	109,330	98,848	78,187	172,736	78,053	537,155
Loans and Other Amounts with Credit Institutions	73,290	1,464	2,041	2,313	-	79,108
Loans and advances to customers	34,989	94,872	55,118	150,204	76,554	411,737
Debt instruments	1,051	2,512	21,028	20,219	1,499	46,310
Total	168,915	104,053	87,907	239,195	105,032	705,102

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,613
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

					2020
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	174	98	667	2,900	3,839
Debt instruments	-	174	98	667	2,900	3,839
Financial assets measured at fair value in profit or loss for trading	16,028	19,211	5,763	63,618	25,489	130,108
Debt instruments	3,873	12,513	4,046	53,814	21,859	96,104
Equity Instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439	-	-	-	-	439
Equity Instruments	439	-	-	-	-	439
Financial assets measured at fair value in other comprehensive income	5,000	3,874	13,850	75,849	35,538	134,110
Debt instruments	4,928	3,874	13,850	75,849	35,538	134,038
Equity Instruments	72	-	-	-	-	72
Financial assets measured at amortized cost	53,147	145,280	69,004	208,295	135,783	611,509
Loans and Other Amounts with Credit Institutions	24,638	40,579	2,901	4,205	-	72,324
Loans and advances to customers	28,424	102,379	64,194	188,430	135,987	519,415
Debt instruments	85	2,321	1,909	15,660	(205)	19,771
Total	74,615	168,538	88,715	348,429	199,709	880,005

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	176,223	101,111	93,103	145,931	16,471	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707	33,039	22,860	8,014	2,802	70,421
Customer deposits	165,171	44,571	62,606	110,809	215	383,372
Bonds and securities	7,345	23,502	7,637	27,109	333	65,925
Debt Instruments Eligible to Capital	-	-	-	-	13,120	13,120
Total	463,072	217,979	190,382	317,119	39,972	1,228,525

						2019
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	3,766	1,103	802	8,894	6,157	20,722
Debt instruments	46	15	205	638	2,600	3,504
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other financial assets at fair value through profit or loss	2,642	1,160	4,853	23,638	15,502	47,795
Debt instruments	2,642	1,160	4,853	23,638	15,502	47,795
Investments Held to Maturity	99	111	327	4,066	6,030	10,633
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	32,417	89,335	65,395	159,615	110,607	457,369
Total	108,587	91,709	71,377	196,213	138,296	606,182

Interest-bearing liabilities:

Deposits from credit institutions	218,883	61,461	71,953	79,666	2,660	434,623
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	-	-	12,673	-	12,673
Marketable debt securities	3,697	26,096	19,829	31,407	4,628	85,657
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	250,678	89,178	92,856	132,865	11,116	576,693

The main factors that occurred in 2021 and influenced the sensitivities were the fall in the yield curve (convexity effect), portfolio decline and updating of the implicit methodologies on the cash flows of Banco Santander products.

Interest risk in balance sheet management portfolios, measured in terms of net interest income sensitivity, for one year at a parallel rise of 100 basis points of the interest rate curve, increased by R$121 million between 2021 and 2020, reaching the maximum of R$607 million in June, 2021. Value sensitivity decreased by R$96 million during the year 2021, reaching a maximum level of R$1,882 million in September, 2021. The main factors that occurred in 2021 and influenced the sensitivities were the fall in the yield curve (convexity effect), portfolio decline and updating of the implicit methodologies on the cash flows of Banco Santander products.

Million of Reais
	2021	2020	2019
Sensibilities
Net Interest Margin	553	432	334
Market Value of Equity	1,675	1,771	2,063
Value at Risk - Balance
VaR	791	1,365	1,755

Trading portfolio

Trading portfolio

		2021
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(4,943)	(108,670)	(217,339)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(550)	(7,132)	(14,265)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,564)	(34,407)	(68,815)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(5,270)	(19,539)	(39,077)
Foreign currency	Exposures subject to foreign exchange	(1,127)	(1,900)	(3,801)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(426)	(10,658)	(21,315)
Inflation	Exposures subject to change in coupon rates of price indexes	(5,218)	(6,018)	(12,035)
Shares and Indexes	Exposures subject to change in shares price	(1,553)	(38,814)	(77,629)
Commodities	Exposures subject to change in commodities' prices	(1,184)	(29,609)	(59,217)
Total (1)		(25,835)	(256,747)	(513,493)

(1) Amounts net of taxes.

Portfolio Banking

Portfolio Banking

		2021
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(48,956)	(1,673,128)	(3,756,544)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(6,413)	(97,524)	(145,711)
Inflation	Exposures subject to change in coupon rates of price indexes	(34,286)	(455,628)	(838,652)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(13,530)	(60,291)	(117,298)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(3,891)	(7,770)	(15,642)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(31,456)	(78,782)	(161,417)
Foreign Currency	Exposures subject to Foreign Exchange	560	13,995	27,989
Total (1)		(137,972)	(2,359,128)	(5,007,275)

(1) Amounts net of taxes.

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity.

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and materials assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2021	2020	2019
Risk Type	New Methodology	New Methodology	New Methodology
Credit	62%	69%	71%
Market	2%	2%	2%
ALM	6%	2%	5%
Business	7%	3%	3%
Operational	7%	6%	7%
Fixed Assets	1%	2%	2%
Intangible Assets	5%	5%	1%
Pension Funds	1%	2%	4%
Deferred Tax Assets	9%	9%	5%
TOTAL	100%	100%	100%